Note 4 - Other Receivables (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Other Receivables [Table Text Block]
	As of December 31,
	2016	2017
	RMB	RMB
Advances to staff (i)	9,250	14,599
Advances to entrepreneurial agents (ii)	1,270	1,308
Rental deposits	7,997	7,709
Interest receivables (iii)	17,620	23,038
Loan to third party (iv)	—	513,180
Amount due from third party (v)	—	42,152
Other	12,957	29,395
Other receivables, net	49,094	631,381